FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	9 Months Ended
Sep. 30, 2021
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

17.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Fair value

Certain of the Company's accounting policies and disclosures require the determination of fair value. Fair value represents the amount at which a financial instrument could be exchanged between willing parties, based on current markets for instruments with the same risk, principal, and remaining maturity. Fair value estimates are based on quoted market values and other valuation methods. Fair values have been determined for measurement and/or disclosure purposes based on the fair value hierarchy contained in the Company’s financial instrument accounting policy. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

For all financial assets and liabilities, their net carrying amount is a reasonable approximation of fair value given their relatively short maturities.

Financial Risks

The Company is exposed to various financial risks resulting from its operations. The Company does not enter into derivative financial instruments for speculative purposes.

The main financial risks to which the Company is exposed as well as its policies for managing such risk are detailed below:

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

As at September 30, 2021, all of the Company’s short-term liabilities totalled $15,488 ($10,587 as at December 31, 2020), have contractual maturities of less than one year and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

With the financing completed in the nine-month period ended September 30, 2021, and the exercise of warrants during the same period, management believes that the Company has sufficient funds to meet its obligation and planned expenditures for the ensuing twelve months as they fall due (see note 1).

					As at September 30, 2021
	Carrying amount	Contractual cash flows	Remainder of the year	Year 2022	Year 2023	2024 and Onward
Account payables and accrued liabilities	15,576	15,576	15,576	-	-	-
Lease liabilities	2,372	2,979	257	427	410	1,885
Borrowings	2,014	2,044	49	208	225	1,562
Convertible bond	14,647	19,628	646	2,427	16,555	-

Credit risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to receivables and cash. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks.

Currency risk

Given that most of the Company’s expenditures are in Canadian dollars, the currency risk exposure is limited by maintaining most of its cash in Canadian dollars. The Company periodically carries a portion of its accounts payable and accrued liabilities in US dollars and Euros and is subject to currency risk on these balances. However, the Company considers this risk to be minimal.

The balances of cash in currencies are as follows as at September 30, 2021 and December 31, 2020.

	As at September 30, 2021 $	As at December 31, 2020 $
Cash in US dollar	13,113	-
Canadian dollar equivalents	16,707	-